ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jan. 31, 2025
Stockholders' Equity Note [Abstract]
Summary of Components of Accumulated Other Comprehensive Loss
The following table summarizes changes in the components of our accumulated other comprehensive loss for the years ended January 31, 2025, 2024, and 2023:

(in thousands)	Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges	Foreign Currency Translation Adjustments	Total
Balance at January 31, 2022	(610)	(16,069)	(16,679)
Other comprehensive (loss) income	(6,148)	1,382	(4,766)
Amounts reclassified out of accumulated other comprehensive income	(6,131)	—	(6,131)
Net current period OCI	(16)	1,382	1,365
Balance at January 31, 2023	(626)	(14,687)	(15,314)
Other comprehensive (loss) income	(4,256)	456	(3,800)
Amounts reclassified out of accumulated other comprehensive income	(6,484)	—	(6,484)
Net current period OCI	2,228	456	2,684
Balance at January 31, 2024	1,602	(14,231)	(12,630)
Other comprehensive income (loss)	1,654	(2,015)	(361)
Amounts reclassified out of accumulated other comprehensive income	1,025	—	1,025
Net current period OCI	630	(2,015)	(1,385)
Balance at January 31, 2025	$2,231	$(16,246)	$(14,015)

Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss	The amounts reclassified out of accumulated other comprehensive loss into the consolidated statements of operations, with presentation location, for the years ended January 31, 2025, 2024, and 2023, were as follows:

	Year Ended January 31,			Financial Statement Location
(in thousands)	2025	2024	2023
Unrealized gains (losses) on derivative financial instruments:
Foreign currency forward contracts	$—	$(10)	$(54)	Cost of software revenue
	21	(97)	(278)	Cost of software service revenue
	90	(643)	(311)	Cost of professional service and other revenue
	474	(2,893)	(3,009)	Research and development, net
	440	(2,841)	(2,479)	Selling, general and administrative
	$1,025	$(6,484)	$(6,131)	Total